Exhibit 99.3 Schedule 5

Loan Level Tape Compare Upload
Loans in Report	26

Marketing ID	Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data	Discrepancy Comments
24	xx	xx	Documentation Type	Full Doc	Alt Doc/Bank Statements	12 months bank statements used to document income.
24	xx	xx	Property Type	SFR-Attached	4 Family	Per Appraisal
28	xx	xx	Original Term	30	360	Tape value of is in years vs current value is in months.
28	xx	xx	Property Type	SFR	3 Family	Current Value Property is a Multi Family correct form 1025 Multi-Fam (Mar 05). Tape value is Single Family Form 1004 SFR. Source of unknown.
29	xx	xx	Original Term	30	360	Tape value of is in years vs current value is in months.
29	xx	xx	Property Type	Detached PUD	4 Family	Per Appraisal property is a 4 family unit not a detached pud.
31	xx	xx	Occupancy Type	Primary	Investor	Loan is a Smart Vest Investment Property Loan. Only investment properties allowed.
31	xx	xx	Original Term	30	360	Formatting. Tape value of is in years vs current value is in months.
35	xx	xx	Documentation Type	Full Doc	DSCR	Loan tyoe is a DSCR based on the sample group of Smart Vest 30 Yr Fixed.
35	xx	xx	Property Type	SFR	2 Family	Property Type is 2-Famuly. xx used the 1008, and 1-4 Family Rider to determine the Property Type. Tape Value Property Type is SFR; source of tape data unknown.
43	xx	xx	Debt to Income Ratio (Back)	44.7150	39.5905	It appears the 1st mortgage PITI is higher on the 1008 than the REO statement. UW used the REO statement.
43	xx	xx	Documentation Type	Alt Doc/Bank Statements	Full Doc	Pay stubs, W2, 1040's and transcripts
60	xx	xx	Debt to Income Ratio (Back)	8.6820	26.6015	verified DTI and 1008/DU 26.72%
60	xx	xx	Occupancy Type	Primary	Investor	Per 1008
60	xx	xx	Original Appraised Value	xx	xx	per appraisal
60	xx	xx	Original Term	30	360	Formatting
60	xx	xx	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)	Per Appraisal
63	xx	xx	Maturity Date	xx	xx	Note hased the marturity date of 6/XX/56. Tape value is unknown.
63	xx	xx	Occupancy Type	Primary	Investor	Loan is an investor loan based on the loan being XX Product Summary Investment Property Business Purpose Loan.
63	xx	xx	Original Term	30	360	Formatting. Tape value of is in years vs current value is in months.
63	xx	xx	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)	Appraisal the property is a high-rise 9+ floors.
85	xx	xx	Debt to Income Ratio (Back)	22.7390	17.2764	DTI is different based on decrease in debt calculation. Client included the sold proprty at XX in DTI.
85	xx	xx	Documentation Type	Full Doc	Alt Doc/Bank Statements	SmartSelf Product Summary Correspondent Bank Statement
85	xx	xx	Property Type	SFR	2 Family	Property Type is 2 Family. xx used the 1008 and appraisal report. Tape Value Property Type is SFR; source of tape data unknown.
89	xx	xx	Debt to Income Ratio (Back)	48.8500	45.8419	DTI si difference based income calculation deposits used from TL Transport Payroll.
91	xx	xx	Maturity Date	xx	xx	Maturity Date on Note is 6/XX/56. Tape value maturity date is 6/1/26 source is unknown.
91	xx	xx	Occupancy Type	Primary	Investor	Loan is an investment property based on 1008, DSCR and XX Investment property guideline used
91	xx	xx	Original Appraised Value	xx	xx	Current value is based off the appraisal dated 5/XX/26-$XX. Tape value is has the loan amount $XX listed as the appraised value.
91	xx	xx	Original Term	30	360	Formatting. Tape value of is in years vs current value is in months.
92	xx	xx	Original Term	30	360	Formatting
92	xx	xx	Property Type	SFR	4 Family	Per Appraisal
93	xx	xx	First Payment Date	xx	xx	Per Note, tape value is the Maturity Date
93	xx	xx	Original Term	30	360	Formatting
103	xx	xx	Debt to Income Ratio (Back)	47.7680	40.1815	(No Data)
103	xx	xx	Note Interest Only Term	0	120	Per Note
103	xx	xx	Representative Credit Score for Grading	782	775	Per credit report
105	xx	xx	Original Term	30	360	Tape value of is in years vs current value is in months.
110	xx	xx	Origination Date	xx	xx	Executed Note is date for 5/XX/26. Tape value has Note date as the disbusement date of 5/XX/26.
113	xx	xx	Property City	xx	xx	Per Note
114	xx	xx	Documentation Type	Alt Doc/Bank Statements	Full Doc	Full doc
114	xx	xx	Property Type	Condotel	Low Rise Condo (1-4)	Per Appraisal
126	xx	xx	Property Type	SFR	2 Family	Per Appraisal Fannie Mae Form 1025 March 2005 property is a 2 Family Unit.
130	xx	xx	Debt to Income Ratio (Back)	24.0650	28.7665	Used $604.83 for subject property assessments per page 3 of the Payment, Utility and Settlement Information addendum to the purchase contract. Lender used a lower amount.
130	xx	xx	Note Rate	6.8250	6.625	Per Note
130	xx	xx	Property Street Address	xx	xx	Per Note
132	xx	xx	Maturity Date	xx	xx	Per Note
133	xx	xx	Origination Date	xx	xx	Provide Note is dated on 6/XX/26. Tape value source is unknown.

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.